ORGANISATION (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Shenzhen Esun Sky Network Technology Co Ltd [Member] | Variable Interest Entity (VIE) or Potential VIE, Information Unavailability [Member]
Variable Interest Entity, Financial or Other Support, Amount	$ 15.8